Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of significant related party transactions

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)

		Years ended December 31,
	Description	2021	2022	2023
CyberLink	Revenue-others (service revenue)	$35	$28	$32

	December 31, 2022	December 31, 2023
CyberLink	$38	$26
CyberLink-Japan	25	24
	$63	$50

		Years ended December 31,
	Description	2021	2022	2023
CyberLink	Management service fee	$128	$80	$48

	Years ended December 31,
	2021	2022	2023
CyberLink-Japan	$99	$90	$84
Acquisition of right-of-use assets:

	Years ended December 31,
	2021	2022	2023
CyberLink	$530	$—	$477
Lease liabilities

	December 31, 2022	December 31, 2023
Total lease liabilities	$145	$381
Less: Current portion (shown as ‘current lease liabilities’)	(145)	(238)
	$—	$143
Interest expense

	Years ended December 31,
	2021	2022	2023
CyberLink	$4	$5	$6

Schedule of key management compensation

	Years ended December 31,
	2021	2022	2023
Salaries and other short-term employee benefits	$1,711	$2,330	$2,484
Share-based payment	314	416	552
Post-employment benefits	12	11	10
	$2,037	$2,757	$3,046